Financial risk management - Maturity analysis for derivatives parenthetical (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying value
Statement [Line Items]
Demand deposit accounts	₩ 151,177,041	₩ 157,446,276